GOODWILL AND INTANGIBLE ASSETS (Detail Textuals) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Effect of foreign currency translation on goodwill	$ (53,000)	$ 112,000
Effect of foreign currency translation on intangible assets	(79,000)	199,000	0
Amortization of intangible assets		$ 1,486,000	$ 515,000